Trade and other receivables (Details) - GBP (£) £ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Trade and other receivables
Government receivables	£ 10,247	£ 10,905
Prepayments	7,669	7,169
Other receivables	1,811	790
Total trade and other receivables	19,727	18,864
R&D tax credit receivable	£ 6,422	£ 7,212